Cryptocurrency receivable - Narratives (Details) - item	Dec. 23, 2024	Sep. 27, 2024	Dec. 31, 2024
Cryptocurrency receivable
Bitcoins transferred to fixed term product	100	100	100
Annual return (%)		1.50%
Investment period	1 year	30 days
Minimum
Cryptocurrency receivable
Annual return (%)	1.00%